SHAREHOLDERS EQUITY (Details Narrative)			6 Months Ended	12 Months Ended
	May 12, 2020 USD ($) $ / shares shares	Jul. 08, 2019 $ / shares shares	Jun. 30, 2020 USD ($) integer $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) integer	Jul. 15, 2019 $ / shares shares	Feb. 25, 2019 $ / shares shares
Statement [Line Items]
Ordinary shares par value | $ / shares		$ 0.001	$ 0.001			$ 0.001	$ 1.00
Ordinary sharers issued | shares		50,000,000	5,000,000			3,999,000	1,000
Ordinary sharers outstanding | shares			5,000,000
Description of subdivision of ordinery shares		subdivide the already issued 1,001 shares to 1,001,000 shares at par value of $0.001 per share
Acquisition of 8.8228% non-controlling interest					$ 453,669
Acquisition of non-controlling interest				$ (540,907)
Net income attributable to non-controlling interest				$ 453,669
Description of statutory surplus reserve			Appropriations to the Statutory Surplus Reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors.
Ordinary shares authorized | shares		50,000	50,000,000				50,000
Proceeds from issuance of offering, gross	$ 8,000,000
Proceeds from issuance of offering price, net	$ 4,800,000
Boya Hong Kong [Member]
Statement [Line Items]
Ownership interests			100.00%
Ownership interest			100.00%
Initial Public Offer [Member]
Statement [Line Items]
Ordinary sharers issued | shares			6,333,333	5,000,000
Ordinary sharers outstanding | shares			6,333,333	5,000,000
Common shares issued | shares	1,333,333
Price per share | $ / shares	$ 6.00
Proceeds from issuance of offering, gross	$ 8,000,000
Proceeds from issuance of offering price, net	$ 4,800,000
China Liberal Beijing [Member]
Statement [Line Items]
Number of shareholders | integer			5		5
Ownership interests			8.8228%		8.8228%
China Liberal Beijing [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Number of shareholders | integer			5
PRC [Member]
Statement [Line Items]
Statutory reserve			$ 407,534	$ 379,952
Total restricted net assets			$ 9,772,354	$ 4,964,068